UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BVF Inc.
Address: 900 North Michigan Avenue
         Chicago, Illinois 60611

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark N. Lampert
Title: President
Phone: (312) 506-6500

Signature, Place, and Date of Signing:

        /s/ Mark N. Lampert, San Francisco, August 15, 2011

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      15
                                              -----------------------------

Form 13F Information Table Value Total:                $172,102
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number           Name
    ---         --------------------           ----
    1           28-6770                        BVF Partners L.P.

                           Form 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----   ---------    -------   --- ----  ----------  --------  ---------------------
AUTOIMMUNE INC                COM             052776101       36   3,605,297   SH        DEFINED        1       0    3,605,297   0
CADUS CORP                    COM             127639102      390     269,270   SH        DEFINED        1       0      269,270   0
CAPSTONE THERAPEUTICS CORP    COM             14068E109    1,407   5,606,888   SH        DEFINED        1       0    5,606,888   0
FLAMEL TECHNOLOGIES SA        SPONSORED ADR   338488109   10,714   2,002,527   SH        DEFINED        1       0    2,002,527   0
INFINITY PHARMACEUTICALS INC  COM             45665G303   21,252   2,572,908   SH        DEFINED        1       0    2,572,908   0
IRONWOOD PHARMACEUTICALS INC  COM CL A        46333X108    1,360      86,500   SH        DEFINED        1       0       86,500   0
ISIS PHARMACEUTICALS INC      COM             464330109      456      49,800   SH        DEFINED        1       0       49,800   0
LIGAND PHARMACEUTICALS INC    COM NEW         53220K504   25,220   2,110,482   SH        DEFINED        1       0    2,110,482   0
NEUROCRINE BIOSCIENCES INC    COM             64125C109   28,173   3,499,765   SH        DEFINED        1       0    3,499,765   0
ONCOTHYREON INC               COM             682324108   13,837   1,505,661   SH        DEFINED        1       0    1,505,661
OSTEOLOGIX INC                COM             68858P104      605   1,633,910   SH        DEFINED        1       0    1,633,910   0
PALATIN TECHNOLOGIES INC      COM PAR $ .01   696077403    4,352   3,400,000   SH        DEFINED        1       0    3,400,000   0
PHARMACYCLICS INC             COM             716933106   10,301     986,700   SH        DEFINED        1       0      986,700   0
RIGEL PHARMACEUTICALS INC     COM NEW         766559603   52,246   5,697,474   SH        DEFINED        1       0    5,697,474   0
TARGACEPT INC                 COM             87611R306    1,753      83,178   SH        DEFINED        1       0       83,178   0